Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Lease right-of-use assets	€ 437	€ 444
Property and equipment	372	313
Goodwill	894	736
Intangible assets	89	97
Long term investments	916	2,277
Restricted cash and other non-current assets	77	78
Deferred tax assets	13	15
Non-current assets	2,798	3,960
Current assets
Trade and other receivables	621	464
Income tax receivable	5	4
Short term investments	756	596
Cash and cash equivalents	2,744	1,151
Other current assets	246	151
Current assets	4,372	2,366
Total assets	7,170	6,326
Equity
Share capital	0	0
Other paid in capital	4,746	4,583
Treasury shares	(260)	(175)
Other reserves	853	1,687
Accumulated deficit	(3,220)	(3,290)
Equity attributable to owners of the parent	2,119	2,805
Non-current liabilities
Exchangeable Notes	1,202	0
Lease liabilities	579	577
Accrued expenses and other liabilities	37	42
Provisions	7	2
Non-current liabilities	1,825	621
Current liabilities
Trade and other payables	793	638
Income tax payable	23	9
Deferred revenue	458	380
Accrued expenses and other liabilities	1,841	1,748
Provisions	22	20
Derivative liabilities	89	105
Current liabilities	3,226	2,900
Total liabilities	5,051	3,521
Total equity and liabilities	€ 7,170	€ 6,326